TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2017	2016	2015

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	34%
Germany	16%	16%	16%

Schedule of Deferred Tax Liabilities
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Net Operating losses	$24,972	$28,091
Lease provision	1,511	1,472
Other	203	199

Deferred tax assets	26,686	29,762

Deferred tax liabilities:
Land	(5,408)	(5,181)
Building	(10,344)	(10,065)
Other	(605)	(397)

Deferred tax liabilities	(16,357)	(15,643)

Valuation allowance	(24,371)	(27,739)

Deferred tax liabilities, net	$(14,042)	$(13,620)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2017	2016	2015

Income before taxes as reported	$4,451	$4,070	$2,811

Theoretical tax benefit computed at the statutory rate 24%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively	1,068	1,018	745
Income tax at rate other than the Ltd. statutory tax rate	(226)	(163)	5
Tax adjustments in respect of currency translation	33	86	42
Adjustment of deferred tax balances following a decrease in statuary tax rates	4,225	1,229	-
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(3,600)	(638)	463
Taxes for previous years	(80)	-	45
Other non-deductible expenses	182	95	309

Income tax expense	$1,602	$1,627	$1,609

Schedule of Income Before Taxes on Income
Income before taxes on income consists of the following:

	Year ended December 31,
	2017	2016	2015

Domestic	$(84)	$(1,239)	$(898)
Foreign	4,535	5,309	3,709

	$4,451	$4,070	$2,811

Schedule of Components of Income Tax Expense
Income tax expenses are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current	$1,771	$1,801	$1,648
Deferred	(169)	(174)	(39)

	$1,602	$1,627	$1,609

Domestic	$-	$-	$-
Foreign	1,602	1,627	1,609

	$1,602	$1,627	$1,609